Projects Under Construction as of April 30, 2024

Commitment/ Construction Start	HIT Projects	City	State	Total Units	Affordable Units	Union Construction Hours	HIT Commitment	Total Development Cost
4Q 2020	Residences @ 150 Bagley	Detroit	MI	148	30	705,380	$42,312,400	$72,990,473
2Q 2021	The Couture	Milwaukee	WI	322	-	1,464,510	$104,745,000	$159,255,248
3Q 2021	Granada Senior Apartments	San Antonio	TX	265	265	321,480	$37,000,000	$63,242,767
3Q 2021	Metro 19 Apartments	Roselle	IL	295	-	570,480	$65,928,000	$77,098,874
4Q 2021	The Ellery (311 West 42nd Street)	Manhattan	NY	330	83	1,995,680	$50,000,000	$337,700,000
4Q 2021	Peregrine Apartments	Minneapolis	MN	163	163	363,130	$55,587,970	$55,711,262
4Q 2021	The Crest Apartments	Brooklyn Center	MN	171	171	192,720	$25,014,942	$40,052,670
1Q 2022	Zenith	Duluth	MN	122	13	334,360	$26,682,200	$49,084,470
2Q 2022	Greenway Apartments	Minneapolis	MN	86	86	176,070	$12,327,300	$26,847,568
2Q 2022	Covent Apartments	Chicago	IL	30	30	97,930	$4,900,000	$17,763,640
2Q 2022	Edwin Berry Manor Apartments	Chicago	IL	56	56	45,010	$5,752,000	$12,521,150
2Q 2022	Ladder 260	Minneapolis	MN	90	90	203,510	$18,219,487	$34,281,708
3Q 2022	Soul	St. Paul	MN	178	178	483,560	$64,700,959	$70,470,714
3Q 2022	San Cristina	San Francisco	CA	58	58	232,130	$17,472,000	$49,334,105
4Q 2022	Old Colony Phase 4	Boston	MA	104	104	562,100	$27,432,000	$84,684,476
4Q 2022	Old Colony Phase 5	Boston	MA	104	104	478,090	$25,993,000	$78,109,976
4Q 2022	Flat 9 at Whittier Phase 3	Boston	MA	119	107	824,920	$26,645,000	$125,475,018
1Q 2023	Mildred Hailey 1A	Boston	MA	100	100	728,560	$14,040,000	$105,275,177
1Q 2023	Mildred Hailey 1B	Boston	MA	123	123	611,020	$16,020,000	$88,887,626
2Q 2023	Hudson Exchange Phase II	Jersey City	NJ	802	-	4,142,870	$50,000,000	-
3Q 2023	Grace Manor Apartments	Chicago	IL	65	65	252,230	$4,109,600	$30,215,493
3Q 2023	Labor Retreat Apartments	Minneapolis	MN	77	77	47,750	$10,750,000	$19,366,543
4Q 2023	Island Terrace Apartments - A	Chicago	IL	62	56	95,300	$5,327,000	$25,205,460
4Q 2023	Island Terrace Apartments - B	Chicago	IL	178	161	272,550	$17,152,000	$71,932,325
4Q 2023	Imani Village Senior Residences	Chicago	IL	70	70	247,830	$2,171,000	$27,085,749
4Q 2023	6900 South Crandon Apartments	Chicago	IL	151	151	130,890	$16,836,000	$46,975,331
4Q2023	South Shore HHDC Apartments	Chicago	IL	126	126	140,900	$17,536,400	$44,053,288
4Q2023	Landmark Tower	St. Paul	MN	187	-	616,680	$18,660,000	$97,079,980
4Q2023	400 Lake Shore Drive	Chicago	IL	635	127	3,316,100	$55,000,000	$543,305,000
4Q 2023	The American Cooperative on Lake Phalen	Maplewood	MN	56	-	254,300	$20,956,900	$34,267,507
2Q 2024	Two Towers	East Moline	IL	239	239	231,900	$18,935,000	$48,967,899

	HIT Projects	31		5,512	2,833	20,139,940	$878,206,158	$2,537,241,497

Commitment/ Construction Start	Building America CDE, Inc. Projects (HIT Subsidiary)	City	State	Square Feet	Total Units	Affordable Units	Union Construction Hours	New Markets Tax Credits Allocation	Total Development Cost
4Q 2021	Destination Crenshaw	Los Angeles	CA	40,000	-	-	198,690	$8,000,000	$48,557,521
4Q 2022	Pittsburgh Glass Center	Pittsburgh	PA	27,000	-	-	205,490	$5,000,000	$12,648,787
1Q 2023	Public Health Campus on Cedar	Philadelphia	PA	448,467	-	-	661,180	$15,000,000	$89,223,192
1Q 2024	The Wayman Palmer (Toledo) YMCA Community Hub	Toledo	OH	192,281	-	-	250,800	$8,000,000	$29,451,888
1Q 2024	Allentown Panel Shop (Marcon)	Allentown	PA	173,000	-	-	557,300	$8,000,000	$52,010,000
	Projects Receiving Building America CDE, Inc. New Markets Tax Credits Allocation	5		880,748	-	-	1,873,460	$44,000,000	$231,891,388

	Grand Total	36			5,512	2,833	22,013,400	$922,206,158	$2,769,132,885

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of April 30, 2024. Economic impact data is in 2023 dollars and all other figures are nominal.

This table provides information about projects financed by the HIT that were pre- or under construction as of the date of this report. Projects are included until they reach permanent loan status. The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call the HIT at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.